Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	SOLIGENIX, INC.
Entity Central Index Key	0000812796
Amendment Flag	false
Document Type	S-1
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Jun. 30, 2014